SCHEDULE OF COST OF SALES (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule Of Inventories
Inventory	$ 1,363,053	$ 1,152,068	$ 3,844,309	$ 3,296,218
Consulting and services	259,676	279,598	464,612	418,035
Other	112,317	12,876	274,416	51,176
Cost of sales	$ 1,735,046	$ 1,444,542	$ 4,583,337	$ 3,765,429